Property and Equipment, Net - Summary of Property and equipment, net (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Total	$ 385,399	$ 387,374
Less accumulated depreciation	(116,931)	(69,864)
Property and equipment, net	268,468	317,510
Furniture, Office, IT Equipment and Software
Property, Plant and Equipment [Line Items]
Total	$ 385,399	$ 387,374